Investment Properties - Amount Recognized in Profit Arising from Investment Properties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rental Income From Investment Property Net Of Direct Operating Expense [Abstract]
Rental income derived from investment properties	$ 78	$ 84	$ 68
Direct operating expenses (including repairs and maintenance) generating rental income	(1)	(1)	(1)
Direct operating expenses (including repairs and maintenance) that did not generate rental income			(1)
Net profit arising from investment properties carried at cost	$ 77	$ 83	$ 66